Share-based payments - Summary of options outstanding and exercisable (Parenthetical) (Detail) - Dec. 31, 2018 - Share Option Plan [member] $ in Millions	AUD ($)	GBP (£)
Rio Tinto plc [member] | Bottom of range [Member] | Ranges Of Exercise Prices For Outstanding Share Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, exercise price		£ 16
Rio Tinto plc [member] | Top of range [Member] | Ranges Of Exercise Prices For Outstanding Share Options Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, exercise price		£ 25
Rio Tinto Limited [member] | Ranges Of Exercise Prices For Outstanding Share Options Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding, exercise price | $	$ 33